UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23480

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StepStone Private Markets

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(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 215-4300

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Markets

Consolidated Financial Statements

For the Six Months Ended September 30, 2025

(unaudited)

Semi-Annual Report

StepStone Private Markets

Table of Contents

For the Six Months Ended September 30, 2025 (unaudited)

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 16.4% of NAV					1,2,3,4
Europe - 2.5% of NAV
BC Partners Defender Co-Investment L.P.	Private Equity	09/10/2021	$3,561,113	$6,280,268	*
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	Real Assets	08/30/2023	11,965,842	14,013,726	5
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	Real Assets	04/25/2022	9,964,635	14,089,778	*,5
CCP Hermes LP	Private Equity	11/01/2024	21,570,222	21,507,396	*,5
Cinven Pegasus Limited Partnership	Private Equity	10/02/2024	8,787,520	11,033,528	*
Enak Aggregator Limited Partnership	Private Equity	01/18/2022	2,875,802	4,285,355	*
Everest Co-Investment LP	Private Equity	03/19/2025	4,858,467	5,414,512	*
Kindred Capital Co-Invest I LP	Private Equity	04/26/2022	15,125,016	11,620,182	*
KKR Cretaceous Co-Invest L.P.	Real Assets	12/08/2022	14,300,000	19,275,778	*
Palace Co-Invest, SLP	Real Assets	08/07/2021	9,370,425	17,752,614	*
Triton C Investment A L.P	Private Equity	03/29/2022	4,912,115	6,581,546	*
Total Europe			$107,291,157	$131,854,683
North America - 13.5% of NAV
AMP-20 Sterling Limited Partnership	Private Equity	08/02/2023	$4,511,587	$3,152,183	*,5
Ares CARS Co-Invest, L.P.	Real Assets	05/26/2022	21,517,786	25,545,321	5
Ares Insurance Partners, L.P.	Private Equity	10/17/2024	17,278,087	18,772,998	*,5
Ascend SMG Co-Invest 1, L.P.	Private Equity	09/25/2023	2,562,567	3,662,236	*
Birch Grove CLO Ltd. ($17,158,750 principal amount, 07/17/2037)	Private Debt	10/15/2024	11,708,792	11,065,750	6,7
Birch Grove CLO 10 Ltd. ($18,500,000 principal amount, 1/22/2038)	Private Debt	11/26/2024	18,513,341	16,494,368	6,7
Birch Grove CLO 12 Ltd. ($18,500,000 principal amount, 4/22/2038)	Private Debt	01/02/2025	18,523,935	17,922,335	6,7
BPCP Speedstar Acquisition, LLC (1,900 common shares)	Private Equity	01/20/2021	1,367,940	2,054,256	*,6,8
Buckeye Co-Invest II, LP	Real Assets	07/26/2024	7,462,377	8,078,367
Carlyle US CLO 2025-2, Ltd. ($16,741,375 principal amount, 07/25/2038)	Private Debt	06/11/2025	14,846,117	14,759,794	6,7,9
Castlelake Consumer Receivables Opportunity III, L.P.	Private Debt	06/26/2024	14,438,660	17,861,617	*,5
Cendyn Group Holdings LLC (675 units)	Private Equity	10/05/2023	33,428,490	33,419,060	6
CIFC Funding 2024-V, Ltd. ($22,896,900 principal amount, 01/22/2038)	Private Debt	12/20/2024	19,866,396	18,827,304	6,7
Cinven Discovery Limited Partnership	Private Equity	09/22/2022	2,571,723	5,292,700	*
Columbia Spectrum Partners VI-A, L.P.	Private Equity	09/10/2024	45,000,000	45,014,854	*
Decisions, LLC (1,718,769 common units)	Private Equity	12/28/2020	2,700,000	5,811,887	*,6,10
ECP V (California Co-Invest), LP	Real Assets	08/19/2024	26,153,551	25,886,212	*,5
Elk 2 Coinvest I, L.P.	Private Equity	07/29/2024	45,133,332	45,000,000	*
EQT X Co-Investment (F) SCSp	Private Equity	02/09/2024	4,938,839	4,905,214	*
FH Sunrise Co-Investment I, LP	Private Equity	05/01/2023	4,365,458	6,373,568	*
FTV – FA, L.P.	Private Equity	07/16/2025	5,273,070	5,252,177	5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
HP Prestige Co-Invest Blocker Aggregator, LP	Private Equity	07/18/2025	$11,144,882	$11,144,882	*
HS Lotus LLC	Private Equity	09/25/2025	53,453,101	52,823,101	*
HS Ruby LLC	Private Equity	07/25/2024	325,713	101,138	*,5
Ilumed Parent LLC (3,060 preferred units)	Private Equity	08/19/2024	22,006,789	33,660,000	*,6,8
IPEX Co-Invest, L.P.	Private Equity	02/28/2024	5,000,000	6,950,000	*
JFL-Rand Co-Invest US Partners, L.P.	Private Equity	03/10/2023	6,225,599	21,618,714	*,5
JFL-Tiger Co-Invest Partners, L.P.	Private Equity	10/12/2023	4,171,578	7,085,654	*,5
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,173,770	7,169,658	*
KKR Gameday Co-Invest L.P.	Private Equity	08/22/2024	25,891,890	31,063,918	*
LJ Perimeter Co-Invest, L.P.	Private Equity	10/28/2022	4,834,380	4,878,712	*,5
LJ Shield Co-Invest, L.P.	Private Equity	07/11/2024	17,357,826	23,243,286	*,5
MH Fund II Co-Invest, LP	Real Assets	03/23/2021	6,258,462	6,852,342	*,8
Mosyle Corporation - Series B-2 (45,010 preferred shares)	Private Equity	04/21/2022	1,083,980	1,625,973	*,6
MPP KKC Holdings, LLC (3,000,000 units)	Private Equity	11/10/2021	3,000,000	5,400,000	*,6,8
MTS Belmont Holdings, L.P.	Private Equity	06/03/2025	12,411,350	12,411,350	*
Novacap TMT VI Co-Investment (Cadenza), L.P.	Private Equity	08/22/2023	3,293,566	3,341,573	*
OSP Co-Invest II, LP - MB series	Private Equity	01/02/2024	10,010,000	16,947,315	*,8
Palms Co-Investment Partners, L.P.	Private Equity	06/03/2022	4,676,598	5,289,075	*
Peak Topco, Inc. (20,833 common shares)	Private Equity	08/23/2024	20,833,333	22,916,666	*,5,6
Pegasus Coinvestors, L.P.	Real Assets	10/05/2021	3,686,738	4,565,139	5,10
POWWR Five Elms, L.P.	Private Equity	09/24/2025	22,097,229	22,000,000	*,12
Providence VIII Tetris Co-Investment-A L.P.	Private Equity	11/18/2022	3,967,086	5,892,549	*,5
RB Tentpole Co-Invest UB, LP	Private Equity	08/04/2025	5,693,181	5,554,323	*
RPIII FB Co-Invest LLC	Private Equity	03/02/2023	5,000,000	5,350,000	*,10
Starlight Co-Invest LP	Private Equity	10/30/2024	20,056,257	20,006,503	*
Stripes VI Rainier Co-Invest, LP	Private Equity	10/31/2024	25,057,693	24,982,430	*
THL Fund IX Investors (BV), L.P.	Private Equity	05/05/2021	2,488,783	4,973,276	*
TPG VIII Merlin CI II, L.P.	Private Equity	07/30/2021	241,568	2,183,686	5
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	1,139,587	4,451,695
Total North America			$628,742,987	$709,635,159
Rest of the World - 0.4% of NAV
BGO Asia III Blossoms Co-Investment LP	Real Assets	10/10/2023	$10,705,991	$12,595,090	*,5,11
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	10,000,000	10,000,000	*
Total Rest of the World			$20,705,991	$22,595,090
Total Non-Controlled/Non-Affiliated Co-Investments			$756,740,135	$864,084,932

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Investment Funds - Non-Controlled/Non-Affiliated - 1.1% of NAV					1,2,3,4
North America - 1.1% of NAV
Carlyle Santiago Aggregator, L.P.	Private Debt	08/23/2024	$35,245,604	$35,993,559
PennantPark Capital Liquidity Solutions, LP	Private Debt	08/04/2023	17,500,000	20,170,931	*,5
Total North America			$52,745,604	$56,164,490
Total Non-Controlled/Non-Affiliated Primary Investment Funds			$52,745,604	$56,164,490
Secondary Investment Funds - Non-Controlled/Non-Affiliated - 70.1% of NAV					1,2,3,4
Europe - 12.8% of NAV
24XBFS Limited Partnership	Private Equity	04/16/2025	$68,403	$68,403	*,11
Advent International GPE IX Limited Partnership	Private Equity	09/30/2024	6,016,206	7,042,835	*,5,11
Advent International GPE IX-A SCSp	Private Equity	09/30/2024	1,763,489	2,113,292	*,5
Advent International GPE IX-F Limited Partnership	Private Equity	12/31/2024	2,085,514	2,702,061	*,5,12
Advent International GPE VII-E Limited Partnership	Private Equity	12/31/2021	695,079	199,082	*,5,11
Advent International GPE VIII Limited Partnership	Private Equity	09/30/2024	1,013,264	1,019,235	*
Advent International GPE VIII-B Limited Partnership	Private Equity	12/31/2024	3,044,839	2,802,750	*,5,12
Advent International GPE VIII-H Limited Partnership	Private Equity	12/31/2021	3,067,541	2,216,658	*,11
Advent International GPE X-A SCSp	Private Equity	09/30/2024	910,525	1,158,402	*,5
Altor Fund IV (No. 1) AB	Private Equity	12/30/2022	9,138,971	8,943,962	*,5
Altor Fund V (No. 1) AB	Private Equity	12/30/2022	18,026,293	23,020,755	5
Altor Fund V (No. 2) AB	Private Equity	06/30/2023	1,997,588	2,507,826	5
Ambienta Water Pumps, SCSp	Private Equity	12/06/2024	25,067,468	28,670,386	*,5
Apax IX USD L.P.	Private Equity	09/30/2024	2,386,355	2,093,229	5,11
Apax X USD L.P.	Private Equity	09/30/2024	3,496,016	3,870,360	5,11
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Real Assets	10/04/2024	11,045,155	11,650,907	5
ARDIAN Infrastructure Fund V S.C.A., SICAR	Real Assets	10/04/2024	10,044,076	12,424,931	5
Astorg IQ-EQ Fund	Private Equity	12/31/2021	517,283	1,431,646	*,5
Astorg V Fund	Private Equity	01/11/2021	—	5,106	*
BE VI 'B' LP	Private Equity	09/30/2024	1,445,321	1,476,025	5
BID Equity Continuation Fund I SCSp	Private Equity	05/27/2025	9,795,241	11,509,980	*,5,9
Bridgepoint Europe V 'A3' LP	Private Equity	09/30/2024	555,881	786,275	*,5
Carlyle Europe Technology Partners III, L.P.	Private Equity	09/30/2024	799,753	767,658	*,5
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	Private Equity	09/30/2024	492,595	449,644	*,5
CF24XB SCSp	Private Equity	04/16/2025	307,492	378,751	*,5,12
CVC Capital Partners VIII (A) L.P.	Private Equity	09/30/2024	5,458,732	6,745,071	5,11
DFI European Value-Add Fund II	Real Assets	07/12/2021	1,731,071	1,494,039	*,5,12
DIF Core Infrastructure Fund II SCSp	Real Assets	09/30/2024	11,256,872	13,500,271	5
DIF Infrastructure VI SCSp	Real Assets	09/30/2024	10,426,504	12,703,816	5
Elysium Acquisition LP	Private Equity	12/09/2024	11,260,060	15,143,415	5
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	9,466,810	12,510,310	*,5,9

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
EQT Infrastructure IV (No.2) EUR SCSp	Real Assets	09/29/2023	$7,113,640	$9,994,654	*,5,12
EQT Infrastructure IV (No.2) USD SCSp	Real Assets	10/10/2023	54,311,467	77,941,306	*,5,12
EQT Infrastructure V (No.1) EUR SCSp	Real Assets	07/12/2024	34,678,688	40,919,047	*,5
EQT IX (No.2) EUR SCSp	Private Equity	07/06/2022	12,697,176	15,105,287	*,5,11
EQT VIII (No.2) SCSp	Private Equity	07/06/2022	5,621,080	4,724,602	*,5,11
Equistone Partners Europe Fund IV	Private Equity	12/31/2020	233,913	89,331	*
EuroStone SRIO II S.C.A.	Real Assets	07/12/2021	65,596	195,162	*,5,12
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	6,432,029	7,321,608	*,5,9
F3 Presto HVD CV Fund AB	Private Equity	04/12/2024	4,722,350	5,742,110	*,5
Fifth Cinven Fund (No. 1) Limited Partnership	Private Equity	10/30/2020	1,073,632	1,374,896	*,12
GIP Pegasus Fund, L.P.	Real Assets	08/20/2024	19,823,028	21,036,532	*
Growth Capital Partners Fund V LP .	Private Equity	04/14/2022	7,401,290	7,633,317	5,12
Gyrus 1 LP .	Private Equity	12/09/2024	7,153,578	7,771,766	*,5
Harbert European Real Estate Fund III, L.P.	Real Assets	07/12/2021	—	10,793	*,5,12
IK Small Cap II Fund No.1 SCSp	Private Equity	12/31/2024	240,310	392,490	*,5
Inflexion Buyout Fund V (No.1) Limited Partnership	Private Equity	01/07/2025	1,234,933	983,296	5
Inflexion Continuation Fund I (No. 1) Limited Partnership	Private Equity	05/20/2025	5,936,965	7,068,604	*,5,9
InfraRed Infrastructure V (1) LP	Real Assets	06/29/2022	5,086,346	6,470,678	*,5
InfraVia European Fund IV FPCI	Real Assets	10/02/2024	8,980,213	11,267,579	5
InfraVia European Fund V FPCI	Real Assets	10/02/2024	13,106,291	15,982,792	5
Kitty Hawk Capital Partners IV L.P.	Real Assets	07/12/2021	377,237	432,407	*,5,12
LQG JV Landmark Portfolio GmbH & Co. KG	Real Assets	07/12/2021	932,694	584,438	*,12
Macquarie European Infrastructure Fund 4 FPCI	Real Assets	04/25/2023	—	1,241,051	*,5
Macquarie European Infrastructure Fund 5 SCSp	Real Assets	04/25/2023	17,322,053	21,504,189	*,5
Macquarie European Infrastructure Fund 6 SCSp	Real Assets	10/01/2024	19,423,935	21,773,049
MCP Continuation Fund I Coöperatief U.A	Private Equity	06/04/2025	9,454,270	10,374,265	*,5,9
MI Continuation Fund A	Private Equity	02/23/2024	10,951,074	9,129,864	*,5
NIC Battery Acquisition LP	Real Assets	10/16/2024	16,094,456	25,206,355	*,5
Nordea Private Equity II - European Middle Market Buyout K/S	Private Equity	09/30/2024	34,259	50,478	*,5,13
Oakley Capital Guinness B2 SCSp	Private Equity	06/08/2023	7,427,494	12,015,397	*,5
PAI Europe VII, L.P.	Private Equity	09/30/2024	2,079,071	2,531,606	*,5,11
Pan-European Infrastructure II, S.C.S.	Real Assets	10/03/2024	5,301,131	7,096,738	*,5
Pan-European Infrastructure III, SCSp	Real Assets	10/03/2024	10,014,298	11,537,493	5
Permira VI L.P.1	Private Equity	09/30/2024	4,488,246	4,082,664	*,5,11
Permira VII L.P.1	Private Equity	09/30/2024	14,427,780	18,143,644	*,5,11
PSC Accelerator II (A), LP	Private Equity	11/23/2023	4,688,463	7,590,287	*,5
Seventh Cinven Fund (No.1) Limited Partnership	Private Equity	09/30/2024	3,963,115	4,709,520	5,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
Sixth Cinven Fund (No. 3) Limited Partnership	Private Equity	10/30/2020	$2,575,791	$3,123,026	*,5,12
Strategic Opportunities Fund I GmbH & Co. KG.	Private Equity	02/05/2024	14,479,506	21,779,029	*,5
Ufenau Continuation 3, SLP	Private Equity	04/14/2022	21,821,903	31,638,756	*,5
Verdane Edda II (D) AB	Private Equity	09/30/2024	918,035	1,272,808	*,5
Verdane Idun I (D) AB	Private Equity	09/30/2024	1,006,757	840,207	*
VIP SIV I LP	Private Equity	05/06/2022	10,811,464	20,095,513	*,5
WPEF VII Feeder 2 ILP	Private Equity	01/07/2025	2,803,120	3,869,012	*,5
WREP#2 Luxco S.à r.l.	Real Assets	07/12/2021	132,673	475,974	*,12
Total Europe			$540,821,747	$674,530,701
North America - 56.8% of NAV
ABRY Partners IX, L.P.	Private Equity	01/01/2025	$2,753,881	$3,295,255	5,12
AE Industrial Partners Fund II, LP	Private Equity	12/31/2024	1,898,761	3,156,638	*,5
AEA Investors Fund V LP	Private Equity	12/31/2021	—	178,107	*,5,11
AHP Fund I PV Feeder L.P.	Private Equity	12/28/2020	2,780,898	2,338,993	5
AHP Fund II PV Feeder L.P.	Private Equity	12/28/2020	9,429,068	10,368,609	5
AKKR Isosceles CV LP	Private Equity	06/26/2025	8,669,685	8,669,685	*,5,9
AKKR Strategic Capital LP	Private Equity	10/24/2024	12,601,348	16,045,662	*,5
Album Ventures MSL-C, LP	Private Equity	04/21/2022	3,927,756	5,871,348	*
Amaranth DC Holdings, LP	Private Equity	02/23/2024	29,030,847	34,109,992
Ampersand CF Limited Partnership	Private Equity	11/13/2020	798,017	1,835,804	*
Apollo Investment Fund IX, L.P.	Private Equity	10/01/2024	16,258,376	17,053,301	5,11
Apollo Natural Resources Partners II, L.P.	Real Assets	04/01/2021	380,906	467,591	5,11
Apollo Overseas Partners (Delaware 892) VIII, L.P.	Private Equity	04/01/2021	1,456,174	1,041,385	5,11
Apollo Overseas Partners (Lux) IX, SCSp	Private Equity	10/01/2024	1,920,358	1,730,765	5
Apollo Overseas Partners IX, L.P.	Private Equity	01/01/2022	2,459,420	3,144,091	5,11
Aquiline Financial Services Continuation Fund L.P.	Private Equity	05/30/2024	23,268,220	35,195,047	*,5
Aquiline Financial Services Fund V L.P.	Private Equity	05/22/2024	705,801	791,578	*,5
Ares Pathfinder Fund (Offshore), L.P.	Private Debt	04/01/2023	36,540,343	38,460,458	5
Audax Private Equity Beacon CF, L.P.	Private Equity	08/08/2025	1,554,388	1,547,054	*,5,11
Audax Private Equity Fund IV CF, L.P.	Private Equity	12/24/2020	4,988,632	6,685,591	5
Audax Private Equity Fund V-B, L.P.	Private Equity	06/28/2024	11,796,799	9,050,504	5,11
Audax Private Equity Fund VI-A, L.P.	Private Equity	06/28/2024	35,740,222	34,748,199	11
Audax Private Equity Solutions Fund, L.P.	Private Equity	06/28/2024	3,103,453	3,047,308	5
Azimuth Energy Partners III LP .	Private Equity	09/30/2024	207,399	209,315	*,13
Bain Capital Beacon Holdings, L.P.	Private Equity	03/24/2025	13,328,567	15,925,688	*,5
Bay Ridge Journey, LLC	Real Assets	07/31/2025	17,754,917	18,202,061	*,5,10
Berkshire Fund IX Coinvestment Fund, L.P.	Private Equity	06/28/2024	14,040,275	20,753,510	*,5,12
Berkshire Fund IX, L.P.	Private Equity	09/04/2021	2,976,637	3,717,146	5,8
Berkshire Fund VIII, L.P.	Private Equity	09/04/2021	2,227,376	667,170	*,5,8
Berkshire Fund X, L.P.	Private Equity	09/04/2021	9,762,438	11,272,908	5,8

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Blackstone Capital Partners VI L.P.	Private Equity	01/01/2021	$460,892	$434,875	5,11
Blue Point Capital Partners III, L.P.	Private Equity	06/30/2022	1,875,012	1,211,338	*,5,12
Blue Point Capital Partners IV, L.P.	Private Equity	06/30/2022	9,304,849	9,976,288	*,5,12
Blue Point Capital Partners V (A), L.P.	Private Equity	06/30/2022	3,639,321	3,635,026	*,5
Blue Road Capital PV II, L.P.	Real Assets	08/27/2024	19,927,616	26,306,655	*,5
Brookfield Capital Partners IV (ER) L.P.	Private Equity	09/30/2024	744,125	896,103	5
Brookfield Infrastructure Fund IV (ER) SCSp	Real Assets	01/30/2024	3,509,532	4,020,370	5,11
BV RN Continuation Fund, L.P.	Private Equity	10/10/2023	3,645,900	7,291,801	*,5
Catterton Partners VII, L.P.	Private Equity	12/31/2021	5,260,059	2,539,566	*,5
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	8,182,021	11,056,141
Centerbridge Falcon Acquisition Fund, L.P.	Private Equity	08/21/2025	13,984,444	18,656,976	*,5
Charlesbank Equity Fund IX, Limited Partnership	Private Equity	06/28/2024	33,166,375	35,859,870	*,5,12
Charlesbank Equity Fund X, Limited Partnership	Private Equity	06/28/2024	22,751,846	25,219,702	5,12
Charlesbank Equity Overage Fund X, Limited Partnership	Private Equity	06/28/2024	3,393,794	2,800,946	5,12
Chicago Pacific Founders Fund II-A, L.P.	Private Equity	06/28/2024	3,065,116	4,317,108	*,5
Chicago Pacific Founders Fund, L.P.	Private Equity	06/28/2024	3,489,727	3,614,625	*,5,12
Clayton, Dubilier & Rice Fund X, L.P.	Private Equity	12/31/2021	4,326,911	4,027,892	*,5,11
Clearlake Capital Partners VI (Offshore), L.P.	Private Equity	09/29/2022	14,557,501	16,416,157	*,5
Clearlake Capital Partners VI, L.P.	Private Equity	12/30/2022	7,600,446	8,911,291	*,5
Cortec Group Fund VII, L.P.	Private Equity	12/31/2024	2,492,569	3,037,450	*,5,12
Cortland Growth and Income, L.P.	Real Assets	04/01/2022	30,385,216	19,775,250	14
Court Square Capital Partners (Offshore) III, L.P.	Private Equity	03/07/2024	11,598,364	12,143,671	5
Court Square Capital Partners III, L.P.	Private Equity	03/07/2024	13,676,177	14,335,459	5,11
Court Square Capital Partners V, L.P.	Private Equity	03/07/2024	—	—	*,5
Dunes Point Capital Fund III-A, L.P.	Private Equity	10/12/2023	28,876,438	31,259,731	*,5
Encore Consumer Capital Fund (PV) IV, LP	Private Equity	06/30/2022	2,557,760	2,673,651	*,5
Encore Consumer Capital Fund III, LP	Private Equity	06/30/2022	16,670,937	25,231,659	5,11
ERA Blade Continuation Fund Parallel LP	Real Assets	08/11/2025	19,996,049	19,869,429	*,5,9
Excellere Capital Fund II, L.P.	Private Equity	04/01/2021	5,991,079	4,566,761	*,5,9
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,518,263	11,155,093	*,5,9
FFL Parallel Fund IV, L.P.	Private Equity	01/01/2021	556,125	611,577	5,11
FineLine CV LP	Private Equity	11/18/2024	13,107,112	15,434,602	*,5
First-Party Time VI LLC	Private Equity	07/02/2024	3,530,816	5,333,928	*
Francisco Partners V, L.P.	Private Equity	10/01/2024	10,189,905	12,111,757	5,11
Francisco Partners VI, L.P.	Private Equity	10/01/2024	4,065,308	4,951,042	*,5,11
Franklin BSP Capital Corporation (2,276,656 common shares)	Private Debt	03/31/2022	31,000,000	31,076,356	19
Fulcrum Capital Partners V, LP	Private Equity	12/31/2021	1,696,851	1,565,495	*,5
GA Continuity Fund II, L.P.	Private Equity	03/14/2025	7,264,189	11,449,265	*,5,9

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Genstar Capital Partners IX, L.P.	Private Equity	09/30/2024	$6,354,600	$8,736,893	*,5,11,12
Genstar Capital Partners X, L.P.	Private Equity	09/30/2024	3,049,371	3,547,785	5,11
Genstar IX Opportunities Fund I, L.P.	Private Equity	09/30/2024	1,159,801	1,587,167	*,5,11
Genstar X Opportunities Fund I, L.P.	Private Equity	09/30/2024	793,700	1,006,690	*,5,11
Global Infrastructure Partners II-C, L.P.	Real Assets	06/30/2021	8,041,450	1,316,948	5
Global Infrastructure Partners IV-C, L.P.	Real Assets	06/30/2025	63,266,675	67,624,231	5,9
Gores Capital Partners III, L.P.	Private Equity	01/01/2021	2,701	80,445	*,5,11
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	2,222,576	2,682,925	*,5,9
Green Equity Investors CF III-B, L.P.	Private Equity	12/21/2023	862,065	613,080	*,5,11
Green Equity Investors CF IV-B, L.P.	Private Equity	04/17/2025	244,992	230,296	*,5
Green Equity Investors CF IV-C, L.P.	Private Equity	04/15/2025	1,880,622	2,067,701	*,5,9
Green Equity Investors IX, L.P.	Private Equity	06/30/2022	4,159,591	5,048,744	*,5
Green Equity Investors Offshore Fund VII, L.P.	Private Equity	09/30/2022	4,688,446	3,081,769	*,5
Green Equity Investors Offshore Fund VIII, L.P.	Private Equity	09/30/2022	2,941,053	4,479,211	*,5
Green Equity Investors Side CF III-B, L.P.	Private Equity	12/21/2023	4,598,073	3,290,857	*,5
Green Equity Investors Side VII, L.P.	Private Equity	06/30/2023	33,504,966	27,517,594	*,5
Green Equity Investors VII, L.P.	Private Equity	06/30/2022	9,083,551	5,742,419	*,5,11
Green Equity Investors VIII, L.P.	Private Equity	06/30/2022	3,355,084	5,205,887	*,5,11
Gridiron Capital Fund II, L.P.	Private Equity	04/01/2021	538,422	473,548	*,5,12
Gryphon Partners IV, L.P.	Private Equity	12/31/2021	1,292,533	1,364,284	*,5
GTCR Fund XII LP	Private Equity	12/31/2024	4,344,160	4,157,946	5,12
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	Real Assets	10/01/2021	7,450,577	5,600,446	5
Halifax Capital Partners IV, L.P.	Private Equity	06/30/2023	13,236,247	18,616,987	*,5,11
Halifax Capital Partners V, L.P.	Private Equity	06/30/2023	384,183	584,736	*,5
Harvest Partners IX (Parallel), L.P.	Private Equity	11/01/2022	6,232,662	6,462,054	5
Harvest Partners VI, L.P.	Private Equity	03/31/2021	1,667,265	681,484	*,5,10
Harvest Partners VII (Parallel), L.P.	Private Equity	11/01/2022	9,154,028	9,391,057	5
Harvest Partners VII, L.P.	Private Equity	11/01/2022	17,399,433	17,654,362	5
Hellman & Friedman Capital Partners IX, L.P.	Private Equity	06/30/2022	19,385,056	26,989,908	5,11,12
Hellman & Friedman Capital Partners VIII, L.P.	Private Equity	09/30/2024	4,275,546	4,325,960	5,11
Hellman & Friedman Capital Partners X, L.P.	Private Equity	09/30/2024	5,598,195	6,096,087	5,11
Heritage Healthcare Innovation Fund II, LP	Private Equity	10/17/2024	12,732,433	14,383,024	*
Heritage Healthcare Innovation Fund IV, LP	Private Equity	10/17/2024	855,851	776,925	*,5
HPH II International FF, LP	Private Equity	07/12/2021	4,591,520	6,587,754	*,5
HPH III Investments Parallel Fund, LP	Private Equity	07/16/2024	15,456,253	19,175,876	5
HS Mohawk Fund I LP	Private Equity	03/28/2024	13,286,186	21,110,832	5
Imaginary I Opportunity, L.P.	Private Equity	04/21/2022	3,000,000	1,738,417	*
Insight Partners Continuation Fund II, L.P.	Private Equity	03/31/2023	38,644,042	56,635,093	*,5
Insight Partners Continuation Fund III, L.P.	Private Equity	10/08/2024	17,187,057	21,483,422	5
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Real Assets	07/01/2025	12,278,313	17,835,217	*,5,12

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Integrity Growth Partners Fund II, L.P.	Private Equity	07/31/2024	$1,416,953	$1,736,214	5
Jade Equity Investors II, L.P.	Private Equity	07/10/2025	2,042,274	2,275,456	*,5,8
Jade Equity Investors Offshore Fund, L.P.	Private Equity	09/30/2022	1,454,326	1,713,566	*,5
JFL Equity Investors VI, L.P.	Private Equity	07/31/2024	18,772,556	22,234,561	*,5
JFL-NG Continuation Fund, L.P.	Private Equity	10/27/2021	2,406,110	4,788,368	*,5
KHIS Custodian LP	Private Equity	09/30/2025	3,306,806	29,964,733	*,9,17,18
Kelso Breathe Investor (DE), L.P.	Private Equity	02/11/2021	3,456,731	7,499,541	5
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Real Assets	04/01/2024	13,997,458	15,170,956	5,11
KKR Global Infrastructure Investors IV (EUR) SCSp	Real Assets	10/01/2024	21,271,901	25,782,949	5
KKR Global Infrastructure Investors IV (USD) SCSp	Real Assets	07/01/2024	41,769,417	50,098,068	5
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	258,916	866,264	*,5,11
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	72,950	221,147	*,5,9
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	558,029	1,691,292	*,5,11
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	5,291	15,224	*,5,9
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	48,930	143,141	*,5,11
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	—	—	*,5,11
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,896	1,281,861	*,5,11
L Catterton VIII Offshore, L.P.	Private Equity	12/31/2021	1,135,769	1,040,183	*,5
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	2,845,043	3,531,806	*,5,9
LLR Equity Partners III, L.P.	Private Equity	04/02/2021	301,587	5,437	*,5,12
Madison Dearborn Capital Partners VIII-C, L.P.	Private Equity	03/12/2021	766,538	826,891	5
MAF Investments IV LLC	Private Debt	08/01/2024	11,743,163	11,595,353
Marlin Equity Partners IV, L.P.	Private Equity	12/29/2023	2,979,768	1,731,469	*,5
Maroon Investors, LP	Private Equity	07/13/2023	4,082,269	5,332,540	*,5
MetLife Investment Private Equity Partners II (Feeder), LP	Private Equity	06/28/2024	67,296,714	87,081,859	5
MLC Private Equity Partners Feeder, L.P.	Private Equity	03/25/2024	203,358,886	285,032,360	5
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,704,600	3,081,994	*,5,8
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,635,587	2,323,216	*,5,8,9
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	—	—	*,5,9
Novacap Financial Services I, L.P.	Private Equity	09/30/2024	226,545	160,751	5,13
Novacap II, Limited Partnership	Private Equity	09/30/2024	75,537	87,926	*,5,13
Novacap Industries III, L.P.	Private Equity	09/30/2024	70,953	156,052	*,5,13
Novacap Industries IV, L.P.	Private Equity	09/30/2024	42,837	23,852	5,13
Novacap Industries V, L.P.	Private Equity	09/30/2024	299,045	402,212	*,5,13
Novacap Technologies III, L.P.	Private Equity	09/30/2024	—	115	*,5,13
Oak Hill Capital Partners V (Offshore 892), L.P.	Private Equity	01/29/2021	2,079,903	2,977,012	*,5
Oak Hill Capital Partners V (Offshore), L.P.	Private Equity	07/06/2023	25,266,480	33,399,665	*,5
Oak Hill Capital Partners VI (TE 892), L.P.	Private Equity	07/06/2023	6,972,758	8,126,758	*,5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Real Assets	07/19/2024	$31,732,971	$35,032,545	*,5
OceanSound Partners Fund, LP	Private Equity	02/28/2022	8,616,663	14,089,748	*,5,12
OCP North Fund Offshore LP	Private Equity	09/30/2025	26,250,000	33,862,500	*,5,9
Odyssey Investment Partners Fund IV, LP	Private Equity	04/01/2021	1	267,151	*,5
OHCP V GA COI, L.P.	Private Equity	12/16/2020	2,468,970	4,579,254	*
Olympus Growth Fund VII, L.P.	Private Equity	07/31/2024	33,323,417	40,063,720	5,11
Paddington Partners, L.P.	Private Equity	01/10/2024	98,828,911	132,503,690	*,5
Pamlico Capital IV, L.P.	Private Equity	12/31/2024	4,409,939	4,533,724	*,5,12
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	Private Equity	03/27/2024	5,173,244	6,192,292	*,5
Parallaxes Capital Opportunity Feeder Fund VII, L.P.	Private Equity	07/23/2025	1,688,477	1,688,477	*,5,9
Pegasus WSJLL Fund, L.P.	Private Equity	12/14/2021	13,239,188	15,243,226	*,5
Pine Brook Capital Partners II, L.P.	Private Equity	12/31/2020	974,522	1,550,956	*,5,11
Platinum Equity Capital Partners IV, L.P.	Private Equity	09/30/2024	14,530,706	14,668,583	*,5,11
Platinum Equity Capital Partners V, L.P.	Private Equity	09/30/2024	22,650,147	19,727,300	5,11
PlayCore CV, L.P.	Private Equity	11/21/2024	7,595,532	8,807,155	5
Poplar DC Holdings, LP	Private Equity	07/01/2024	23,444,551	22,832,581
Providence Cameron (ATG) Co-Investment L.P.	Private Equity	09/11/2024	19,115,229	30,212,184	*,5
Providence Cameron (MO) Co-Investment L.P.	Private Equity	09/11/2024	15,792,308	21,955,124	*,5
Providence Cameron (W) Co-Investment L.P.	Private Equity	09/11/2024	42,974,595	51,068,213	*
Providence Equity Partners IX-A S.C.Sp.	Private Equity	09/11/2024	22,656,787	25,283,279	5
PSG Sequel-A L.P.	Private Equity	01/31/2025	45,293,901	54,900,881	5
PTEV, L.P.	Private Equity	12/30/2021	1,559,649	1,689,979	*,5,8
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	2,773,775	3,662,371	*,5,9
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	4,851,844	6,271,752	*,5,9
Redpoint Omega III, L.P.	Private Equity	12/31/2024	2,685,087	2,770,510	*,5
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	2,342,393	2,595,233	*,12
Riverside Capital Appreciation Fund VI, L.P.	Private Equity	12/31/2021	1,913,043	1,838,127	*,5
Riverside Micro-Cap Fund IV B A, L.P.	Private Equity	12/31/2021	1,347,412	883,399	*,5
Riverside Micro-Cap Fund IV-A, L.P.	Private Equity	12/31/2021	10,547,390	10,097,629	*,5
Roark Capital Partners CF LP	Private Equity	08/26/2022	16,848,438	28,072,937	5
Rocket Fuel III LLC	Private Equity	07/02/2024	3,531,813	4,410,590	*
Saw Mill Capital Investors, L.P.	Private Equity	04/09/2021	—	14,600	*,5,10
SBJ Fund, LP	Private Equity	07/31/2023	1,328,784	1,124,226	*,5,12
Sea Change IV LLC	Private Equity	07/02/2024	479,708	762,409	*
Sentinel Capital Partners VI, L.P.	Private Equity	01/07/2025	2,510,538	2,505,560	*,5,12
Sentinel MCA AV, L.P.	Private Equity	10/13/2023	7,627,875	8,785,537	*,5
SK Capital Partners V-A, L.P.	Private Equity	01/01/2025	2,123,366	1,814,043	*,5
SkyKnight TG Holdings, L.P.	Private Equity	08/01/2025	8,719,237	8,719,237	*,5,9
SL SPV-4 - A, L.P.	Private Equity	03/19/2025	4,500,000	6,919,426	*,5,9
SPC Partners IV, L.P.	Private Equity	03/31/2021	1,227,436	538,809	*,5,12

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
SPC Partners V, L.P.	Private Equity	12/31/2020	$166,961	$153,393	*,5,11
Sterling Investment Partners III, L.P.	Private Equity	01/01/2021	666,647	569,454	5,11
Stonepeak Infrastructure Fund III LP	Real Assets	09/29/2023	6,331,263	6,391,032	5,12
Strategic Value Spurs A, L.P.	Real Assets	12/13/2024	28,545,828	31,314,265	*,5
Stripes Continuation Feeder Fund, LP	Private Equity	10/29/2021	3,172,903	1,643,516	*,5
Summit Partners Growth Equity Fund IX-B, L.P.	Private Equity	09/30/2024	2,056,791	1,917,270	*,5
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	9,026,359	10,135,453	*,5,8
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2024	3,395,112	3,951,407	*,5,9
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	6,318,897	6,604,378	*,5,8
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2024	2,230,442	2,356,454	*,5,9
TA Atlantic and Pacific VII-B L.P.	Private Equity	12/31/2020	271,047	1,651,764	*,5,11
Tailwind Capital Partners II (Cayman) L.P.	Private Equity	12/31/2020	745,128	9,568	*,5
The Resolute III Continuation Fund, L.P.	Private Equity	09/27/2024	105,929,552	121,579,123	*,5
THL HT Parallel SPV, L.P.	Private Equity	11/30/2020	2,379,691	4,890,797	5
Thoma Bravo Discover Partners III, L.P.	Private Equity	01/01/2025	3,194,383	4,364,684	5,12
Thoma Bravo Fund XI-A, L.P.	Private Equity	01/01/2022	3,703,148	1,567,706	*,5
Thoma Bravo Fund XIII, L.P	Private Equity	09/30/2024	5,620,089	5,895,433	5,11
Thoma Bravo Fund XIV, L.P.	Private Equity	09/30/2024	14,812,309	15,915,690	5,11
Thoma Bravo Fund XV, L.P.	Private Equity	09/30/2024	4,271,532	5,461,971	5,11
Thoma Bravo Special Opportunities Fund II-A, L.P.	Private Equity	01/01/2022	1,404,367	1,305,679	5
Tiger Global Private Investment Partners XV Feeder, L.P.	Private Equity	03/23/2022	9,833,794	7,727,322	*,5
TowerBrook Investors III Trust	Private Equity	12/31/2020	107,310	13,120	*
TPG Growth II, L.P.	Private Equity	04/09/2021	154,383	114,552	*,5,12
TPG Partners VII, L.P.	Private Equity	01/05/2023	13,225,082	10,508,849	*,5
TPG Partners VIII, L.P.	Private Equity	06/30/2022	58,803,972	79,261,858	5,10,11,12
Trident VIII, L.P.	Private Equity	12/30/2022	5,648,996	8,127,811	5
Trinitas Capital Management, LLC	Private Debt	03/15/2024	33,800,000	31,520,513	11
Trinity Hunt Partners CF, L.P.	Private Equity	10/14/2022	24,330,132	28,862,111	*,5
Trinity Hunt Partners V, L.P.	Private Equity	09/30/2024	707,531	526,110	*,5
Trive Capital Fund I (Offshore) LP	Private Equity	12/31/2021	693,089	927,076	*,5,9
Trive Capital Fund II (Offshore) LP	Private Equity	12/31/2021	3,533,087	4,927,570	*,5,9
Trive Capital Fund III LP	Private Equity	12/31/2021	6,172,958	4,171,009	*,5,10
Trive Capital Fund III-A LP	Private Equity	12/31/2021	4,444,377	8,985,935	*,5,9
Trive Capital Fund IV-A LP	Private Equity	12/31/2021	667,478	992,898	*,5
Trive Structured Capital Fund I-A LP	Private Equity	12/31/2021	3,762,763	4,427,890	*,5
Trivest Discovery Fund II-A, L.P.	Private Equity	10/01/2024	644,895	568,744	*,5
Trivest Discovery Fund, L.P..	Private Equity	10/01/2024	264,222	335,189	*,5
Trivest Fund V, L.P.	Private Equity	10/01/2024	142,711	123,578	*,5
Trivest Fund VI, L.P.	Private Equity	10/01/2024	496,891	668,744	*,5
Trivest Fund VII-A, L.P.	Private Equity	10/01/2024	849,026	880,065	*,5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Trivest Growth Investment Fund, L.P.	Private Equity	10/01/2024	$363,437	$364,324	5
Trivest Growth Investment Fund II, L.P.	Private Equity	10/01/2024	821,871	1,048,479	5
Trivest Recognition Fund-A, L.P.	Private Equity	10/01/2024	606,627	657,273	*,5
TriWest Capital Partners III, L.P.	Private Equity	09/30/2024	90,043	222,875	*,5,13
TriWest Capital Partners IV, L.P.	Private Equity	09/30/2024	104,880	89,612	5,13
TriWest Capital Partners V, L.P.	Private Equity	09/30/2024	577,481	666,146	*,5,13
Truelink Capital I-A, L.P.	Private Equity	04/30/2024	26,060,346	35,128,405	5
TSCP CV II, L.P.	Private Equity	09/08/2024	33,159,842	37,294,522	*,5
Vector Capital V, L.P.	Private Equity	12/31/2021	4,794,923	5,397,618	*,5
Vestar Capital Partners Rainforest, L.P.	Private Equity	04/09/2024	15,409,765	18,921,010	*,5
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	01/01/2022	776,722	1,326,730	*,5
Vista Equity Endeavor Fund III-A, L.P.	Private Equity	04/23/2025	—	75,926	*,5,9
Vista Equity Partners Fund VIII, L.P.	Private Equity	04/23/2025	6,765,311	8,530,193	*,5,12
Vista Equity Partners Hubble, L.P.	Private Equity	06/23/2025	17,699,644	26,525,029	*,5,9
Vista Equity Partners Meadowbrook, L.P.	Private Equity	04/23/2025	490,789	4,735,979	*,5,12
Vista Foundation Fund V-A, L.P	Private Equity	04/23/2025	737,943	729,868	*,5,9
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,978,283	2,327,645	*,5,9
Warburg Pincus Global Growth-E, L.P.	Private Equity	09/30/2024	1,674,836	2,512,452	*,5
Warburg Pincus Jovian GG, L.P.	Private Equity	12/17/2024	154,389	241,645	*,5
Warburg Pincus Private Equity XII-D, L.P.	Private Equity	09/30/2024	1,265,264	1,405,605	*,11
Water Street Healthcare Partners II, L.P.	Private Equity	04/01/2021	553,537	21,965	*,5
Webster Equity Partners III-A, L.P.	Private Equity	04/29/2021	4,294,092	4,138,210	*,5
Webster Equity Partners III-B, L.P.	Private Equity	01/17/2024	572,680	1,141,962	*
WEP Terra Fund, L.P.	Private Equity	10/23/2024	5,984,316	8,444,125	*,5
West Street Real Estate Secondary Partners B, L.P.	Real Assets	12/10/2021	5,070,499	3,660,832	*,5,8
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	6,880,270	5,308,884	*
WestCap Strategic Operator US Feeder Fund, L.P.	Private Equity	04/13/2022	15,625,733	12,683,413	*,12
Westview Capital Partners III, L.P.	Private Equity	12/31/2021	2,304,287	1,582,315	*,5,11
XPV Water Extended Value Fund LP	Private Equity	10/03/2022	9,652,422	12,238,177	*,5
Total North America			$2,510,342,637	$2,993,052,679
Rest of World - 0.5% of NAV
Bain Capital Asia Fund IV, L.P.	Private Equity	12/31/2024	$698,438	$858,341	5,12
Carlyle MENA Partners, L.P. and Parallel Vehicles	Private Equity	01/01/2021	40,494	300,247	*,5,11
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	Private Equity	01/01/2021	229,532	3,002	*,5,11
Eve One Fund II L.P.	Private Equity	03/11/2022	9,500,000	11,721,931	*,5
NewQuest Asia Fund IV HH, L.P.	Private Equity	04/25/2022	8,136,849	10,625,376	*,5
Pacific Equity Partners Fund VI, L.P.	Private Equity	12/31/2024	1,551,616	1,941,962	*,5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Rest of World (continued)
Vertex IV CF L.P.	Private Equity	01/04/2022	$2,261,433	$2,290,039	*,5
Total Rest of World			$22,418,362	$27,740,898
Total Non-Controlled/Non-Affiliated Secondary Investment Funds			$3,073,582,746	$3,695,324,278
Public Securities - Non-Controlled/Non-Affiliated - 0.4% of NAV					1,2
North America - 0.4% of NAV
Karman Holdings Inc (292,428 common shares)	Public Securities	07/28/2025	$14,752,993	$21,113,301	*,10,18
Total North America			$14,752,993	$21,113,301
Total Non-Controlled/Non-Affiliated Public Securities			$14,752,993	$21,113,301
Short-Term Investments - Non-Controlled/Non-Affiliated - 0.7% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.04% (39,465,237 shares)	Money Market	N/A	$39,465,237	$39,465,237	15,16
Total Non-Controlled/Non-Affiliated Short-Term Investments			$39,465,237	$39,465,237
Total Non-Controlled/Non-Affiliated Investments - 88.7% of NAV			$3,937,286,715	$4,676,152,238
Secondary Investment Funds - Controlled/Affiliated - 3.9% of NAV					1,2,3,4
North America - 3.9% of NAV
Accordion DC Holdings, LP	Private Equity	12/08/2022	$5,237,461	$7,468,825
Gemspring Capital Goliath Fund, LP	Private Equity	10/30/2024	37,763,085	37,657,782	*,5
Octagon StepStone CLO Fund, LTD. (50,000 common shares)	Private Debt	02/07/2023	50,000,000	67,944,191	*
SkyKnight Capital II CV B, L.P.	Private Equity	10/29/2024	77,260,129	94,992,257	5
Total North America			$170,260,675	$208,063,055
Total Controlled/Affiliated Secondary Investment Funds			$170,260,675	$208,063,055
Total Controlled/Affiliated Investments - 3.9% of NAV			$170,260,675	$208,063,055
Total Investments - 92.6% of NAV			$4,107,547,390	$4,884,215,293
Other assets in excess of liabilities - 7.4% of NAV				$390,043,226
Net Assets - 100.0% of NAV				$5,274,258,519

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment Fund, Primary Investment Fund, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).
5	Investment has been committed to but has not been fully funded.
6	The fair value of the investment was determined using significant unobservable inputs.
7	A Collateralized Loan Obligation ("CLO") is structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Certain tranches are entitled to principal and accrued interest only at maturity or upon specified call dates. Each tranche carries a different interest rate, which may be fixed or floating.
8	All or a portion of this security is held by SPRIM LLC - Series A.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

9	All or a portion of this security is held by SPRIM Subsidiary LLC.
10	All or a portion of this security is held by SPRIM LLC - Series B.
11	All or a portion of this security is held by SPRIM Cayman II LLC.
12	All or a portion of this security is held by SPRIM Cayman LLC.
13	All or a portion of this security is held by SPRIM Blue Jay Investco ULC.
14	Investment offers quarterly redemptions with a one quarter notice period.
15	The audited financial statements of the investment can be found at sec.gov.
16	The rate reported is the 7-day effective yield at the period end.
17	Partnership is invested solely in Karman Holdings Inc listed on the New York Stock Exchange effective February 13, 2025.
18	Investments are subject to contractual resale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026, which may limit the Fund’s liquidity until that time.
19	Investment offers annual redemptions.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)
Co-Investments	17.7%
Primary Investment Funds	1.1%
Secondary Investment Funds	79.9%
Public Securities	0.5%
Short-Term Investments	0.8%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $3,937,286,715)	$4,676,152,238
Controlled/affiliated investments, at fair value (cost $170,260,675)	208,063,055
Total investments, at fair value (cost $4,107,547,390)	4,884,215,293
Cash	377,788,429
Cash denominated in foreign currency (cost $25,661,118)	25,698,667
Receivable for Fund shares sold	59,173,057
Investments paid in advance	24,264,709
Dividend and interest receivable	5,652,528
Prepaid expenses	710,238
Total Assets	5,377,502,921

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(2,014,750)
Revolving credit facility less deferred debt issuance costs	(2,014,750)
Payable for investments purchased	74,552,135
Deferred tax liability	21,721,723
Management fees payable	6,061,055
Professional fees payable	966,989
Transfer agent fees payable	336,871
Administration fees payable	281,951
Revolving credit facility interest and fees payable	54,124
Trustees' fees payable	53,674
Due to Adviser	20,053
Other accrued expenses	1,210,577
Total Liabilities	103,244,402
Commitments and contingencies (see Note 9)
Net Assets	$5,274,258,519

Composition of Net Assets:
Paid-in capital	$4,311,743,179
Total distributable earnings (accumulated loss)	962,515,340
Net Assets	$5,274,258,519

Class I
Net Assets	$3,980,781,694
Outstanding shares (unlimited number of shares authorized)	65,613,484
Net Asset Value Per Share	$60.67

Class D
Net Assets	$86,190,013
Outstanding shares (unlimited number of shares authorized)	1,430,933
Net Asset Value Per Share	$60.23

Class S
Net Assets	$1,207,286,812
Outstanding shares (unlimited number of shares authorized)	20,404,401
Net Asset Value Per Share	$59.17

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Statement of Operations

For the Six Months Ended September 30, 2025 (unaudited)

Investment Income
Non-controlled/non-affiliated investments dividend income (net of taxes withheld of $1,035,216)	$32,307,685
Non-controlled/non-affiliated investments interest income	19,532,424
Total Investment Income	51,840,109

Expenses
Management fees	34,148,400
Revolving credit facility interest and fees	3,625,699
Professional fees	1,628,988
Administration fees	1,587,602
Amortization of deferred investment costs	1,421,462
Transfer agent fees	1,230,985
Trustees' fees	102,780
Income tax expense	47,613
Chief compliance officer fees	30,082
Distribution and shareholder servicing fees (Class S)	4,446,745
Shareholder servicing fees (Class D)	95,011
Other expenses	1,092,617
Total Expenses	49,457,984
Net Investment Income (Loss)	2,382,125

Net Realized Gain (Loss)
Distributions from non-controlled/non-affiliated investments	80,121,357
Foreign currency transactions	(283,527)
Deferred tax	(4,515,882)
Total Net Realized Gain (Loss)	75,321,948

Net Change in Unrealized Appreciation (Depreciation)
Non-controlled/non-affiliated investments	279,896,781
Controlled/affiliated investments	9,964,109
Foreign currency translations	(463,044)
Deferred tax	(5,387,056)
Total Net Change in Unrealized Appreciation (Depreciation)	284,010,790

Net Increase (Decrease) in Net Assets from Operations	$361,714,863

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$2,382,125	$8,920,655
Net realized gain (loss)	75,321,948	109,804,558
Net change in unrealized appreciation (depreciation)	284,010,790	210,936,019
Net Increase (Decrease) in Net Assets Resulting from Operations	361,714,863	329,661,232

Distributions from Distributable Earnings:
Class I	(12,562,730)	(34,519,535)
Class D	(244,254)	(718,718)
Class S	(3,359,028)	(7,053,405)
Class T¹	—	(226,929)
Total Distributions from Distributable Earnings	(16,166,012)	(42,518,587)

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	739,603,380	1,322,288,380
Reinvestment of distributions	7,224,121	20,393,881
Repurchase of shares	(414,725,757)	(162,697,044)
Exchange of shares	882,137	21,661,710
Total Class I Transactions	332,983,881	1,201,646,927
Class D
Proceeds from shares issued	15,657,875	28,814,009
Reinvestment of distributions	217,075	578,505
Repurchase of shares	(2,773,894)	(1,798,826)
Exchange of shares	36,337	(9,327,478)
Total Class D Transactions	13,137,393	18,266,210
Class S
Proceeds from shares issued	242,911,250	531,817,713
Reinvestment of distributions	2,842,335	6,220,270
Repurchase of shares	(16,432,734)	(11,454,322)
Exchange of shares	(918,474)	13,445,867
Total Class S Transactions	228,402,377	540,029,528
Class T¹
Proceeds from shares issued	—	9,003,754
Reinvestment of distributions	—	159,080
Repurchase of shares	—	(768,519)
Exchange of shares	—	(25,780,099)
Total Class T¹ Transactions	—	(17,385,784)
Change in Net Assets Resulting from Capital Share Transactions	574,523,651	1,742,556,881

Total Increase (Decrease) in Net Assets	920,072,502	2,029,699,526

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
Net Assets
Beginning of period	4,354,186,017	2,324,486,491
End of period	$5,274,258,519	$4,354,186,017

1 On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

StepStone Private Markets

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2025 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$361,714,863
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable for investments purchased	(626,035,500)
(Purchases) sales of short-term investments, net	99,001,470
Distributions received from investments, net of distributions receivable from investments	162,310,653
Net realized (gain) loss on distributions from investments	(80,121,357)
Net change in unrealized (appreciation) depreciation on investments	(289,860,890)
Net change in deferred tax liability..	9,902,938
Amortization of debt issuance costs	593,568
(Increase) Decrease in Assets
Investments paid in advance.	(24,264,709)
Dividend and interest receivable	(3,744,378)
Prepaid expenses	(310,333)
Increase (Decrease) in Liabilities
Management fees payable	1,082,928
Professional fees payable	(83,277)
Revolving credit facility interest and fees payable	(400,656)
Administration fees payable	34,262
Transfer agent fees payable	44,902
Trustees' fees payable	280
Due to Adviser	(18,425)
Other accrued expenses	357,215
Net Cash Provided by (Used in) Operating Activities	(389,796,446)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	1,022,932,670
Repurchase of shares	(433,932,385)
Distributions paid in cash	(5,882,481)
Proceeds from revolving credit facility	2,191,959
Repayments of revolving credit facility	(2,191,959)
Debt issuance costs paid	(2,583,318)
Net Cash Provided by (Used in) Financing Activities	580,534,486

Net Increase (Decrease) in Cash and Cash Equivalents and Cash Denominated in Foreign Currency	190,738,040

Cash and Cash Equivalents and Cash Denominated in Foreign Currency
Beginning of period	212,749,056
End of period	$403,487,096

End of Period Balances
Cash denominated in foreign currency	$25,698,667
Cash	377,788,429
End of Period Balance	$403,487,096

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Statement of Cash Flows (continued)

For the Six Months Ended September 30, 2025 (unaudited)

Supplemental Disclosure of Cash Flow Information
Reinvestment of distributions	$10,283,531
Cash paid during the period for interest expense and commitment fees	$3,432,787
Cash paid during the period for taxes	$22,747
In-kind stock distributions received from investments	$14,752,993

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025	For the Year Ended March 31,				For the Period Ended March 31,
	(unaudited)	2025	2024	2023	2022	2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$56.54	$51.73	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.08	0.24	0.30	(0.07)	(0.54)	(0.89)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	4.25	5.29	5.98	3.57	10.44	9.54
Total from investment operations	4.33	5.53	6.28	3.50	9.90	8.65
Less distributions:
From net investment income	(0.01)	(0.18)	—	(0.40)	(0.23)	—
From net realized gains	(0.19)	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.20)	(0.72)	(0.16)	(0.96)	(0.48)	—

Net Asset Value per share, end of period[3]	$60.67	$56.54	$51.73	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$3,980,782	$3,378,914	$1,947,596	$963,316	$445,249	$81,122

Ratios to average net assets[4]
Net investment income (loss)[5]	0.29%	0.44%	0.63%	(0.16)%	(1.36)%	(5.85)%
Expenses before adviser expense recoupment (reimbursement)[6]	1.84%	1.88%	2.09%	2.32%	3.38%	11.57%
Expenses after adviser expense recoupment (reimbursement)[6]	1.84%	1.88%	2.09%	2.45%	3.56%	6.05%
Total return3 7 8	7.66%	10.76%	13.79%	8.23%	29.43%	34.60%
Portfolio turnover rate[9]	—%	0.28%	0.01%	4.35%	25.31%	5.95%

	As of	As of	As of	As of	As of	As of
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2025	2025	2024	2023	2022	2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class I

4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025	For the Year Ended March 31,				For the Period Ended March 31,
	(unaudited)	2025	2024	2023	2022	2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$56.21	$51.51	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.01	0.10	0.14	(0.15)	(0.46)	(1.17)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	4.21	5.29	6.00	3.57	10.31	9.79
Total from investment operations	4.22	5.39	6.14	3.42	9.85	8.62
Less distributions:
From net investment income	(0.01)	(0.15)	—	(0.36)	(0.19)	—
From net realized gains	(0.19)	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.20)	(0.69)	(0.16)	(0.92)	(0.44)	—
Net Asset Value per share, end of period[3]	$60.23	$56.21	$51.51	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$86,190	$67,717	$44,397	$31,668	$14,908	$4,623

Ratios to average net assets[4]
Net investment income (loss)[5]	0.03%	0.19%	0.29%	(0.34)%	(1.17)%	(7.47)%

Expenses before adviser expense recoupment (reimbursement)[6]	2.09%	2.13%	2.37%	2.49%	3.44%	11.54%

Expenses after adviser expense recoupment (reimbursement)[6]	2.09%	2.13%	2.37%	2.62%	3.52%	7.72%
Total return3 7 8	7.51%	10.52%	13.51%	8.04%	29.32%	34.48%
Portfolio turnover rate[9]	—%	0.28%	0.01%	4.35%	25.31%	5.59%

	As of	As of	As of	As of	As of	As of
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2025	2025	2024	2023	2022	2021
Senior Securities:
Total borrowings (in thousands)	$—		$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A		N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class D

5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025	For the Year Ended March 31,				For the Period Ended March 31,
	(unaudited)	2025	2024	2023	2022	2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$55.35	$50.97	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.17)	(0.22)	0.07	(0.30)	(0.31)	(0.79)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	4.18	5.19	5.68	3.48	10.21	9.44
Total from investment operations	4.01	4.97	5.75	3.18	9.90	8.65
Less distributions:
From net investment income	—	(0.05)	—	(0.31)	(0.23)	—
From net realized gains.	(0.19)	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.19)	(0.59)	(0.16)	(0.87)	(0.48)	—
Net Asset Value per share, end of period[3]	$59.17	$55.35	$50.97	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$1,207,287	$907,554	$316,271	$51,019	$87	$67

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.58)%	(0.41)%	0.14%	(0.67)%	(0.81)%	(5.27)%

Expenses before adviser expense recoupment (reimbursement)[6]	2.69%	2.73%	2.79%	3.40%	3.45%	11.67%

Expenses after adviser expense recoupment (reimbursement)[6]	2.69%	2.73%	2.79%	3.41%	3.43%	5.44%
Total return3 7 8	7.25%	9.79%	12.70%	7.48%	29.43%	34.60%
Portfolio turnover rate[9]	—%	0.28%	0.01%	4.35%	25.31%	5.95%

	As of	As of	As of	As of	As of	As of
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2025	2025	2024	2023	2022	2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class S

4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets

Notes to Consolidated Financial Statements

September 30, 2025 (unaudited)

1. Organization

StepStone Private Markets (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on October 1, 2020.

The Fund offers Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). On January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T shares. The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the 1940 Act and a wholly-owned subsidiary of StepStone Group LP, serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objectives are to invest, directly and indirectly, in a broad cross section of private market assets ("Private Market Assets") across private equity, private debt and real assets that will enable it to, over time, achieve long-term capital appreciation and offer an investment alternative for investors seeking to allocate a portion of their longer-term portfolio to private markets through a single investment that provides substantial diversification and access to historically top-tier managers.

Master-Feeder Structure

The Fund and StepStone Private Markets Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of September 30, 2025, the Feeder Fund owns 10.37% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiary, SPRIM Holdings LLC, a Delaware limited liability company, along with its indirect wholly-owned subsidiaries: SPRIM Intermediate LLC, SPRIM Subsidiary LLC and SPRIM LLC (Series A and Series B), each formed as a Delaware limited liability company; SPRIM Cayman LLC, SPRIM Cayman II LLC and SPRIM Cayman III LLC (together, "SPRIM Cayman"), each formed as a Cayman Islands limited liability company; and SPRIM Blue Jay Investco ULC, an unlimited liability corporation registered in Canada. Collectively, these entities are wholly-owned subsidiaries ("Wholly-Owned Subsidiaries") of the Fund. The effects of all intercompany transactions between the Fund and its Wholly-Owned Subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for trading, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include (i) (a) secondary purchases of existing investments in individual operating companies, projects or properties and private investment funds from other investors sponsored by unaffiliated managers and/or strategic acquirers ("Investment Manager"), (b) investments in open-ended funds, which are often substantially invested, with evergreen or long duration structures which may not have an explicit termination date, (c) investments in private investment funds that are actively fundraising, but have already invested a certain percentage of capital commitments (e.g. 25% at the time of closing) in Private Market Assets and (d) stapled primary investments contingent to a secondary investment purchase (together with the investments described in (a) - (d), “Secondary Investment Funds”), (ii) investments in private funds that are actively fundraising that have not yet invested a significant portion of their capital commitments in Private Market Assets (e.g., less than 25%) (“Primary Investment Funds”) and (iii) equity and/or debt investments directly in operating companies, projects or properties, generally alongside Investment Managers that lead or participate in the transaction via equity or debt (“Co-Investments”). These types of debt or equity investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each Determination Date. The Valuation Policy requires evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment Fund or a Primary Investment Fund is based on the net asset value of the investment reported by its Investment Manager. In determining fair value, the Fund may incorporate public benchmark returns that are relevant to the investment funds under consideration to adjust fair values as of the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the Investment Manager has not reported a net asset value to the Fund, the Adviser will establish a fair value in accordance with the Fund’s Valuation Policy. In doing so, the Adviser will evaluate whether it is appropriate, considering all relevant circumstances, to use the last reported net asset value from the Investment Manager with adjustment made in accordance with the Fund’s Valuation Policy. The net asset values or adjusted net asset values are net of management fees and performance-based fees payable pursuant to the respective organizational documents of each investment fund.

Collateralized Loan Obligations (“CLO”) are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; and features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. These factors are used to determine an effective yield that is reassessed generally once a quarter at the time of payment or upon a transaction such as an add-on purchase, refinancing or reset.

The fair value of a Collateralized Loan Obligation Warehouse (“CLO Warehouse”), included as a Co-Investment in the Consolidated Schedule of Investments, if any, reflects the Fund’s pro rata interest in the residual economics of the structure. These investments are typically leveraged and are therefore sensitive to changes in the value and performance of the underlying assets. Valuation is influenced by factors including distributions, defaults, recoveries, prepayments, and the reinvestment environment. Interest is accrued daily based on an effective yield.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policy, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and market multiple analysis based on comparables, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of Co-Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s revolving credit facility. The aforementioned costs are amortized over the instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translations represents foreign exchange: (1) gains and losses from the holding and sales of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded as receivable and the amounts actually received. The Fund does not separately isolate the impact of changes in exchange rates from other changes in the fair value of investments within the net realized gain (loss) and the change in unrealized appreciation (depreciation) of investments as presented on the Consolidated Statement of Operations. The Fund presents net realized gain (loss) on foreign currency transactions, as well as changes in unrealized appreciation (depreciation) on foreign currency translations related to foreign cash and receivable balances, as separate line items on the Consolidated Statement of Operations.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investment Funds, Primary Investment Funds and Co-Investments occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment Fund, Primary Investment Fund or Co-Investment. To the extent a distribution exceeds the remaining cost basis of an investment, based on information provided by the Investment Manager, the excess amount is recognized as a realized gain distribution from investments. Dividend income and interest income are recorded on an ex-dividend date and accrual basis, respectively. Dividend income earned on short-term money market investments is accrued daily.

Income is accrued daily on CLO equity based on an estimated yield to maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Estimated yields for CLO positions are updated upon receipt of payments quarterly, as needed, or upon a transaction, such as an add-on purchase, refinancing or reset. When payments are received, any amount above or below the expected yield is treated as an adjustment to interest income or cost basis. The expected yield and investment cost may ultimately not be realized.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses.

Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investment Funds, Primary Investment Funds and Co-Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years from the year 2022 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Income Taxes ("ASC 740"). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year.

In preparing the consolidated financial statements, SPRIM Holdings LLC, SPRIM Intermediate LLC, SPRIM Subsidiary LLC, SPRIM LLC (Series A and Series B), SPRIM Cayman and SPRIM Blue Jay Investco ULC are required to recognize their estimate of income taxes for purposes of determining deferred tax assets or liabilities. SPRIM Holdings LLC, SPRIM Intermediate LLC, SPRIM Subsidiary LLC, SPRIM LLC (Series A and Series B) are subject to U.S. federal and state income taxes while SPRIM Cayman and SPRIM Blue Jay Investco ULC are subject to U.S. federal withholding tax, state taxes, and branch profits tax on effectively connected income with a U.S. trade or business. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Wholly- Owned Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Cash

Cash includes monies on deposit with UMB Bank, N.A. who serves as the Fund’s custodian (“Custodian”). Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on cash held by the Custodian on the Fund’s behalf.

Deferred Costs Relating to Purchases of Secondary Investment Funds

Deferred costs associated with the acquisition of Secondary Investment Funds are amortized daily over the deferral period until the payment due date. On the due date, the payment value corresponds to the notional amount owed to the respective counterparty.

Segment Reporting

An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends current guidance to provide expanded disclosure for the rate reconciliation with information about specific categories and reconciling items that meet a specific threshold, and to provide additional information about income taxes paid disaggregated by jurisdiction. The amendment is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund does not expect the adoption of this guidance to have a material effect on the consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short- term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are fair valued using NAV or by adjusting the most recently available NAV for cash flows and public benchmark returns. As such, investments in securities with a fair value of $4.6 billion are excluded from the fair value hierarchy as of September 30, 2025.

The following is a summary of the Fund's investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Co-Investments	$—	$—	$183,957,393	$680,127,539	$864,084,932
Primary Investment Funds	—	—	—	56,164,490	56,164,490
Secondary Investment Funds	—	—	—	3,903,387,333	3,903,387,333
Public Securities	21,113,301	—	—	—	21,113,301
Short-Term Investments	39,465,237	—	—	—	39,465,237
Total Investments	$60,578,538	$—	$183,957,393	$4,639,679,362	$4,884,215,293

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Co-Investments
Balance as of March 31, 2025	$159,033,769
Transfers into Level 3	—
Purchases	17,854,618
Distributions from Investments	(1,025,350)
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation (Depreciation)	8,094,356
Transfers out of Level 3	—
Balance as of September 30, 2025	$183,957,393

Net Change in Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of the Reporting Period	$8,078,618

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investment Type	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input(2)
Co-Investments	$9,080,229	Market comparable companies	Enterprise value to EBITDA multiple	9.81x - 23.32x	8.56x	Increase
Co-Investments	$33,419,060	Exit price	Recent transaction price	N/A	N/A	Increase
Co-Investments	$79,069,551	Discounted cash flow	Market yield spreads	13.00% - 14.00%	13.24%	Decrease
Co-Investments	$28,728,553	Market comparable companies	Enterprise value to revenue multiple	4.77x - 7.9x	7.31x	Increase
Co-Investments	$33,660,000	Market comparable companies	Enterprise value to EBITDA and revenue multiples	0.7x - 11.9x	7.02x	Increase

(1)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

A listing of the Private Market Asset types held by the Fund and the related attributes, as of September 30, 2025, are shown in the table below:

			Unfunded
Investment Type	Investment Strategy	Fair Value	Commitments
Co-Investments	Investments in the equity and/or debt of operating companies, projects or properties generally alongside an Investment Manager	$864,084,932	$63,648,619
Primary Investment Funds	Investments in private funds actively fundraising with less than 25% of capital commitments invested	$56,164,490	$7,500,000
Secondary Investment Funds	Investments in individual companies and private funds purchased from other investors, open-ended funds, private funds actively fundraising with 25% or more of capital commitments invested and stapled primary investments	$3,903,387,333	$866,806,901

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.40% on an annualized basis of the Fund’s daily net assets, provided that the Management Fee shall in no instance be greater than a Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2025, the Adviser earned $34.1 million in Management Fees of which $6.1 million was payable as of September 30, 2025.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, which became effective April 27, 2023, the Fund pays the Administrator an administration fee ( “Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the six months ended September 30, 2025, the Administrator earned $1.6 million in Administration Fees of which $0.3 million was payable as of September 30, 2025.

5. Controlled/Affiliated Investments

Under Section 2(a)(9) of the 1940 Act, an investment is deemed a control affiliate of the Fund if the Fund owns 25% or more of the investment's outstanding voting securities. As of September 30, 2025, the Fund held 25% or more of the voting securities of the following investments:

					Change in
	Balance as of		Proceeds		Unrealized	Balance as of
	March 31,	Purchases at	from	Realized	Appreciation	September 30,	Affiliated
Controlled/Affiliated Investment	2025	Cost	Distributions	Gain (Loss)	(Depreciation)	2025	Income
Accordion DC Holdings, LP	$7,814,278	$56,509	$—	$—	$(401,962)	$7,468,825	$—
Gemspring Capital Goliath Fund, LP	37,678,661	36,800	—	—	(57,679)	37,657,782	—
Octagon StepStone CLO Fund, LTD.	64,870,877	—	—	—	3,073,314	67,944,191	—
SkyKnight Capital II CV B, L.P.	89,818,760	646,402	190,015	—	4,717,110	94,992,257	—
	$200,182,576	$739,711	$190,015	$—	$7,330,783	$208,063,055	$—

6. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s Custodian pursuant to a custody agreement. As the Custodian, UMB Bank, N.A. holds the Fund’s U.S. assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by the Custodian in accordance with the terms of the custody agreement. For the six months ended September 30, 2025, the Custodian earned $0.2 million in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $0.1 million was payable as of September 30, 2025 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Sub-Administrator also serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2025, the Transfer Agent earned $1.2 million in transfer agent fees of which $0.3 million was payable as of September 30, 2025.

7. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers, certain registered investment advisers and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the share class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2025, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

8. Revolving Credit Facility

Effective November 23, 2021, the Fund entered into a revolving credit agreement, as amended from time to time, with Cadence Bank, N.A. allowing the Fund to borrow up to $350.0 million. The credit agreement was terminated effective April 22, 2025.

Effective April 22, 2025, SPRIM Holdings LLC entered into a senior secured credit agreement with UBS AG, Stamford Bank ("UBS"), as the administrative agent and lender, and the other lenders, party thereto, to provide SPRIM Holdings LLC with a revolving credit facility ("Credit Facility"). SPRIM Holdings LLC is a direct, wholly-owned subsidiary of the Fund, organized as a Delaware limited liability company. Borrowings under the Credit Facility are secured by all of the assets of SPRIM Holdings LLC. The Credit Facility carries an initial commitment (“Commitment”) of $500.0 million.The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions.

The Credit Facility has an interest rate of the secured overnight financing rate ("Term SOFR") rate plus an applicable margin ("Applicable Margin") of 2.80% per annum. The Credit Facility has a commitment fee of 0.55% and a minimum utilization fee equal to the Applicable Margin. The minimum utilization fee is calculated based on a minimum borrowing requirement equal to 25% of the Commitment.

The stated maturity date of the Credit Facility is April 22, 2027, subject to extensions or termination events described in the credit agreement. The Credit Facility includes a provision for automatic extension of the Credit Facility by an additional twelve months annually, beginning one year after the closing date.

In conjunction with the Credit Facility, the Fund incurred total debt issuance costs of $2.6 million which are being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the six months ended September 30, 2025, expenses incurred by the Fund related to the Credit Facility were $3.6 million. During the six months ended September 30, 2025, the Credit Facility bore interest at a weighted average interest rate of 7.07% and the daily average amount of outstanding borrowings under the Credit Facility was $0.1 million.

9. Commitments and Contingencies

As of September 30, 2025, the Fund has contractual unfunded commitments to provide additional funding of $938.0 million to certain investments.

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

10. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. Effective January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T Shares.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following table summarizes the capital share transactions for the six months ended September 30, 2025 and the year ended March 31, 2025:

	For the Six Months Ended
	September 30, 2025 (unaudited)		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	12,663,511	$739,603,380	24,320,638	$1,322,288,380
Reinvestment of distributions	122,902	7,224,121	377,421	20,393,881
Repurchase of shares	(6,952,946)	(414,725,757)	(2,981,121)	(162,697,044)
Exchange of shares	14,836	882,137	396,609	21,661,710
Net increase (decrease)	5,848,303	$332,983,881	22,113,547	$1,201,646,927

Class D
Proceeds from shares issued	268,798	$15,657,875	535,218	$28,814,009
Reinvestment of distributions	3,718	217,075	10,752	578,505
Repurchase of shares	(47,061)	(2,773,894)	(32,822)	(1,798,826)
Exchange of shares	836	36,337	(170,378)	(9,327,478)
Net increase (decrease)	226,291	$13,137,393	342,770	$18,266,210

Class S
Proceeds from shares issued	4,258,948	$242,911,250	10,040,921	$531,817,713
Reinvestment of distributions	49,475	2,842,335	116,410	6,220,270
Repurchase of shares	(283,846)	(16,432,734)	(213,803)	(11,454,322)
Exchange of shares	(16,039)	(918,474)	247,061	13,445,867
Net increase (decrease)	4,008,538	$228,402,377	10,190,589	$540,029,528

Class T1
Proceeds from shares issued	—	$—	171,870	$9,003,754
Reinvestment of distributions	—	—	2,991	159,080
Repurchase of shares	—	—	(14,657)	(768,519)
Exchange of shares	—	—	(478,756)	(25,780,099)
Net increase (decrease)	—	$—	(318,552)	$(17,385,784)

[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

Subject to the Board’s discretion, the Fund offers a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares each quarter. It is expected that the Adviser will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to typically occur on March 15, June 15, September 15 and December 15 of each year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. For the September 15, 2025 repurchase, the Board elected to offer to repurchase 10.00% of the Fund's outstanding Shares. For the six months ended September 30, 2025 and the year ended March 31, 2025, 7,283,853 and 3,242,403 Shares were repurchased by the Fund, respectively.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

11. Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan ("DRIP") established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

12. Investment Transactions

For the six months ended September 30, 2025, purchases of investments, excluding short-term investments, were $669.1 million. For the six months ended September 30, 2025, total distributions received from investments, excluding short-term investments, were $160.3 million. During the six months ended September 30, 2025, there were no sale, redemption or other disposition of investments, excluding short-term investments.

13. Tax Information

The Fund has temporary differences primarily due to timing differences between book and tax treatment of partnership interests and passive foreign investment company investments held by the Fund, qualified late-year loss deferrals, as well as activity related to the Fund's Wholly-Owned Subsidiaries.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. As of September 30, 2025, the Fund had $31,296 of permanent book to tax differences due to distributions in excess. The permanent book to tax difference has been reclassified to paid in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Current year late-year loss deferral	$(11,680,988)
Net tax appreciation (depreciation)	974,944,408
Other temporary differences	(748,080)
Total distributable earnings (accumulated loss)	$962,515,340

The tax character of Subchapter M distributions declared for the tax years ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gains
2025	$13,354,952	$31,152,714
2024	$7,076,114	$12,692,743

The Fund is designating a portion of its distributions as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), for the tax year ending September 30, 2025.

As of the tax year ended September 30, 2025, the Fund’s deferred, on a tax basis, qualified late year losses are as follows:

Ordinary loss	$10,239,513
Net capital	$1,441,475

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

13. Tax Information (continued)

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$1,085,384,077
Gross unrealized depreciation	(94,575,649)
Net unrealized appreciation (depreciation) on investments	$990,808,428

Tax cost of investments	$3,893,406,865

SPRIM LLC recorded a provision for income tax expense of $47,613 for the six months ended September 30, 2025.

The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state income tax statutory rate of 2.25% to net investment income, realized and unrealized gains (losses) on investments before taxes. As of September 30, 2025, SPRIM LLC has a deferred tax liability of $21.7 million.

As of September 30, 2025, the Fund had no uncertain tax positions for federal, state or local income tax purposes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as component of income tax expense in the Consolidated Statement of Operations. For the tax year ended September 30, 2025, the Fund did not incur any interest or penalties.

14. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

15. Subsequent Events

On November 10, 2025, the Fund commenced a repurchase offer with a valuation date of December 15, 2025.

On October 20, 2025, the Fund began offering Class R shares.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Markets

Other Information

September 30, 2025 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202

www.stepstonepw.com

Investment Sub-Adviser

StepStone Group LP

4225 Executive Square, Suite 1600

La Jolla, California 92037

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor

Distribution Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of non-controlled/non-affiliated and controlled/affiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Markets

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.